Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts and royalties receivable, net consisted of the following:

	December 31, 2013	December 31, 2012
Trade receivables	$2,449,199	$1,133,400
Other receivables	1,493,979	643,051
	3,943,178	1,776,451
Less allowance for doubtful accounts	(16,497)	(42,709)
	$3,926,681	$1,733,742

Schedule Of Change In Allowance For Doubtfull Accounts [Table Text Block]
The following table reflects the approximate change in allowance for doubtful accounts.

	Balance at Beginning of Period	Charged to Costs and Expenses	Balances charged-off	Balance at End of Period
Year Ended December 31, 2013
Allowance for doubtful accounts	$42,709	$75,166	$(101,378)	$16,497
Year Ended December 31, 2012
Allowance for doubtful accounts	$38,233	$42,625	$(38,149)	$42,709